INCOME TAXES - Schedule of Tax Net Operating Loss Carryforward and Tax Credit Carryforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Hyperfine | Federal Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 2,338
Begin to Expire in	2034
Hyperfine | Connecticut Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 752
Hyperfine | Connecticut Others
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 12
Begin to Expire in	2022
Hyperfine | Federal | Pre-2018
Operating Loss Carryforwards [Line Items]
Tax net operating loss carryforward	$ 12,084
Begin to Expire in	2034
Hyperfine | Federal | Post-2017
Operating Loss Carryforwards [Line Items]
Tax net operating loss carryforward	$ 91,306
Hyperfine | States
Operating Loss Carryforwards [Line Items]
Tax net operating loss carryforward	$ 72,621
Begin to Expire in	2034
Hyperfine | Federal Other
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 135
Begin to Expire in	2022
Liminal | Federal Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 449
Begin to Expire in	2038
Liminal | Connecticut Research and Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 49
Liminal | Federal | Post-2017
Operating Loss Carryforwards [Line Items]
Tax net operating loss carryforward	12,304
Liminal | States
Operating Loss Carryforwards [Line Items]
Tax net operating loss carryforward	$ 12,300
Begin to Expire in	2038